Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	$ 141	$ (136)	$ 519
Other comprehensive income/(loss)	(8,812)	3,876	(1,315)
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(30,180)	(34,677)	(33,554)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(8,490)	4,497	(1,123)
Other comprehensive income/(loss)	(8,490)	4,497	(1,123)
Ending balance	(38,670)	(30,180)	(34,677)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	181	145	481
Other comprehensive income/(loss)
Cash flow hedges	309	36	(336)
Other comprehensive income/(loss)	309	36	(336)
Ending balance	490	181	145
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,155)	(1,021)	(1,504)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	135	(134)	483
Other comprehensive income/(loss)	135	(134)	483
Ending balance	(1,020)	(1,155)	(1,021)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(31,155)	(35,553)	(34,577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(8,490)	4,497	(1,123)
Cash flow hedges	309	36	(336)
Re-measurements of post-employment benefits	135	(134)	483
Other comprehensive income/(loss)	(8,046)	4,398	(976)
Ending balance	$ (39,201)	$ (31,155)	$ (35,553)